Segemented information (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 customer	Dec. 31, 2010 customer	Dec. 31, 2009 customer
Geographic information
Revenues, Canada	3,766	3,635	3,166
Revenues, United States	1,411	1,346	1,236
Revenues, Total	5,177	4,981	4,402
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, Canada	8,854	8,458	8,364
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, United States	4,309	4,013	4,134
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, Total	13,163	12,471	12,498
Segmented Information (Textual)
Number of customers comprising more than 10% of revenue and accounts receivable	0	0	0